SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Gain from business divestiture	$ 4,768	$ 5,764	$ 0
Gains on investments, net	0	1,660	729
Foreign currency losses, net	(846)	(51)	(3,140)
(Losses) gains on derivative financial instruments, net	(330)	(426)	133
Other (expense) income, net	(677)	204	(403)
Total other income (expense), net	$ 2,915	$ 7,151	$ (2,681)